Acquisitions of Subsidiaries - Summary of Gain Arising on Acquisition (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
The Art Newspaper SA [Member]
Business Acquisition [Line Items]
Recognized amounts of net assets acquired	$ 21,300
Less: consideration paid/payable	(16,831)
Total	4,469
Lofficiel [Member]
Business Acquisition [Line Items]
Recognized amounts of net assets acquired		$ 67,648
Less: consideration paid/payable		$ (62,800)
Total	$ 4,848